Note 3 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life (Year)	3 years
Top of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life (Year)	5 years